16. REVENUES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 6,162,402	$ 1,412,042
Professional Services [member]
Revenues	10,575	3,825
Product Sales [Member]
Revenues	6,144,251	1,401,103
Maintenance Fees [Member]
Revenues	$ 7,576	$ 7,114